Acquisitions (Tables)	12 Months Ended
Mar. 31, 2018
Business Combinations [Abstract]
Schedule of Business Acquisitions, Consideration Exchanged
Under the acquisition method of accounting, total consideration exchanged was:

(in millions)	Amount
Fair value of purchase consideration received by HPE stockholders(1)	$9,782
Fair value of HPES options assumed by CSC(2)	68
Total consideration transferred	$9,850

(1)
Represents the fair value of consideration received by HPE stockholders to give them 50.1% ownership in the combined company. The fair value of the purchase consideration transferred was based on a total of 141,865,656 shares of DXC common stock distributed to HPE stockholders as of the close of business on the record date (141,741,712 after the effect of 123,944 cancelled shares) at CSC's closing price of $69.01 per share on March 31, 2017.

(2)	Represents the fair value of certain stock-based awards of HPES employees that were unexercised on March 31, 2017, which were converted to DXC stock-based awards.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The acquired property and equipment are summarized in the following table:

(in millions)	Amount
Land, buildings, and leasehold improvements	$1,470
Computers and related equipment	960
Furniture and other equipment	47
Construction in progress	104
Total	$2,581

The purchase price allocation for the HPES Merger was finalized during the fourth quarter of fiscal 2018. The Company's allocation of the purchase price to the assets acquired and liabilities assumed as of the HPES Merger date is as follows:

(in millions)	Fair Value
Cash and cash equivalents	$938
Accounts receivable(1)	4,102
Other current assets	530
Total current assets	5,570
Property and equipment	2,581
Intangible assets	6,384
Other assets	1,571
Total assets acquired	16,106
Accounts payable, accrued payroll, accrued expenses, and other current liabilities	(4,605)
Deferred revenue	(1,315)
Long-term debt, net of current maturities	(4,806)
Long-term deferred tax liabilities and income tax payable	(1,550)
Other liabilities	(1,322)
Total liabilities assumed	(13,598)
Net identifiable assets acquired	2,508
Add: Fair value of non-controlling interests	(50)
Goodwill	7,392
Total consideration transferred	$9,850

(1)	Includes aggregate adjustments received from HPE, in accordance with the provisions of the Separation Agreement, of $203 million.

Schedule of Finite-Lived Intangible Assets Acquired
The acquired identifiable intangible assets are summarized in the following table:

(in millions)	Amount	Useful Lives (Years)
Customer relationships	$5,277	10-13
Developed technology	74	2-7
Third-party purchased software	642	2-7
Outsourcing contract costs	368	Contract life
Other intangible assets	23	4
Total	$6,384

Summary of Balance Sheet Impact of the Pension Plans Assumed
The following table summarizes the balance sheet impact of the pension plans assumed from HPES as a result of the HPES Merger.

(in millions)	Amount
Other assets	$558
Accrued expenses and other current liabilities	(13)
Other long-term liabilities	(547)
Net amount recorded	$(2)

Summary of Projected Benefit Obligation, Fair Value of Plan Assets and Funded Status Assumed
The following table summarizes the projected benefit obligation, fair value of the plan assets and the funded status assumed from HPES as a result of the HPES Merger.

(in millions)	Amount
Projected benefit obligation	$(7,413)
Fair value of plan assets	7,411
Funded status	$(2)

Summary of Plan Assets Allocations
The following table summarizes the plan asset allocations by asset category for HPES pension plans assumed by the Company as a result of the HPES Merger.

Equity securities	22%
Debt securities(1)	72%
Alternatives	5%
Cash and other	1%
Total	100%

(1) Includes liability-driven investments

Summary of Pro Forma Information
The Company's statements of operations includes the following revenues and net income attributable to HPES since the HPES Merger date:

(in millions)	Fiscal Year Ended March 31, 2018
Revenues	$17,423
Net income	$1,772

The following table provides unaudited pro forma results of operations for the Company for the fiscal year ended March 31, 2017, as if the HPES Merger had been consummated on April 2, 2016, the first day of DXC's fiscal year ended March 31, 2017. These unaudited pro forma results do not reflect any cost saving synergies from operating efficiencies. The Company presents these unaudited pro forma results for informational purposes only, and they are not necessarily indicative of what the actual results of operations of DXC would have been if the HPES Merger had occurred at the beginning of the period presented, nor are they indicative of future results of operations.

CSC reported its results based on a fiscal year convention that comprised four thirteen-week quarters. HPES reported its results on a fiscal year basis ended January 31. As a consequence of CSC and HPES having different fiscal year-end dates, all references to the unaudited pro forma statement of operations include the results of operations of CSC for the twelve months ended March 31, 2017 and of HPES for the twelve months ended January 31, 2017.

(in millions, except per-share amounts)	Twelve Months Ended March 31, 2017
Revenues	$25,394
Net loss	$(23)
Net loss attributable to the Company	$(51)

Loss per common share:
Basic	$(0.18)
Diluted	$(0.18)